Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Repayment schedule [Abstract]
Corporate debt	$ 1,046,608	$ 7,400	€ 7	$ 1,017,200
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	36,045
Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	4,638
Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,762
2023 [Member]
Repayment schedule [Abstract]
Corporate debt				16,697
2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	153,068			38,932
2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	307,196			110,179
2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	147,424			309,075
2027 [Member]
Repayment schedule [Abstract]
Corporate debt				147,257
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	396,475			395,060
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	2			6,431
2017 Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2
2017 Credit Facility [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				8
2017 Credit Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			6,423
2017 Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	39,609			29,499
Revolving Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	318
Revolving Credit Facility [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				112
Revolving Credit Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	39,291			29,387
Revolving Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	29,627			9,937
Commercial Paper [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	28,695
Commercial Paper [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	932
Commercial Paper [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				9,937
Commercial Paper [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	305,171			308,812
2020 Green Private Placement [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	167
2020 Green Private Placement [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				423
2020 Green Private Placement [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	305,004			0
2020 Green Private Placement [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			308,389
2020 Green Private Placement [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	145,851			147,257
2020 Note Issuance Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Note Issuance Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	145,851			0
2020 Note Issuance Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				147,257
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	110,201			109,162
Green Exchangeable Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	958
Green Exchangeable Notes [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				2,107
Green Exchangeable Notes [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	109,243			0
Green Exchangeable Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			107,055
Green Exchangeable Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	400,826			396,024
Green Senior Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	5,088
Green Senior Notes [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				964
Green Senior Notes [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	395,738			395,060
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	15,321			10,078
Other Bank Loans [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,775
Other Bank Loans [Member] | Between January and September 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,748
Other Bank Loans [Member] | Between October and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,762
Other Bank Loans [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				3,146
Other Bank Loans [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	4,534			3,122
Other Bank Loans [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,192			3,124
Other Bank Loans [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,573			686
Other Bank Loans [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 737			$ 0